Investment Portfolioas of November 30, 2023 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 98.4%
Australia 5.1%
BHP Group Ltd.	286,887	8,783,227
BlueScope Steel Ltd.	497,991	6,849,374
National Australia Bank Ltd.	240,602	4,527,664
Santos Ltd.	300,213	1,370,865
(Cost $20,614,739)		21,531,130
Austria 1.7%
OMV AG	83,860	3,583,179
Verbund AG	36,004	3,438,039
(Cost $7,971,587)		7,021,218
Belgium 0.8%
UCB SA (Cost $3,763,293)	44,450	3,285,928
Denmark 3.1%
AP Moller - Maersk AS "B"	4,498	7,085,879
Pandora AS	43,252	5,847,145
(Cost $11,551,077)		12,933,024
France 19.1%
BNP Paribas SA	104,882	6,615,449
Cie de Saint-Gobain SA	35,421	2,307,497
Cie Generale des Etablissements Michelin SCA	71,546	2,402,716
Credit Agricole SA	729,196	9,564,620
Engie SA	86,773	1,506,056
Kering SA	13,390	5,767,342
Sanofi SA	92,960	8,690,350
Societe Generale SA	153,262	3,863,417
STMicroelectronics NV	258,900	12,270,116
Television Francaise 1 SA	1,036,083	7,990,040
TotalEnergies SE	41,445	2,819,178
Vivendi SE	1,676,293	15,852,327
(Cost $79,552,178)		79,649,108
Germany 6.4%
Bayer AG (Registered)	132,821	4,552,951
Brenntag SE	109,584	9,468,980
Deutsche Post AG	97,123	4,561,401
Infineon Technologies AG	213,800	8,287,435
(Cost $24,428,993)		26,870,767
Hong Kong 0.2%
Yue Yuen Industrial Holdings Ltd. (Cost $1,303,445)	884,000	1,025,259
Israel 0.6%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $2,177,600)	265,428	2,606,503

Italy 1.6%
Intesa Sanpaolo SpA	953,473	2,747,990
UniCredit SpA	137,516	3,745,457
(Cost $4,130,777)		6,493,447
Japan 28.4%
Astellas Pharma, Inc.	176,500	2,142,442
Fujitsu Ltd.	32,300	4,603,087
ITOCHU Corp.	158,700	6,155,012
Komatsu Ltd.	54,700	1,397,185
Nintendo Co., Ltd.	300,100	14,020,088
Nitto Denko Corp.	123,700	8,787,737
Omron Corp.	24,600	1,030,777
Otsuka Holdings Co., Ltd.	139,000	5,347,918
Sekisui House Ltd.	564,800	11,586,739
Seven & i Holdings Co., Ltd.	69,400	2,579,799
Shin-Etsu Chemical Co., Ltd.	383,915	13,471,599
Shionogi & Co., Ltd.	331,700	15,636,182
Sony Group Corp.	86,300	7,455,896
Subaru Corp.	83,400	1,485,354
Sumitomo Mitsui Financial Group, Inc.	190,826	9,367,302
Takeda Pharmaceutical Co., Ltd.	424,700	11,949,335
TDK Corp.	39,300	1,825,604
(Cost $110,108,656)		118,842,056
Luxembourg 0.6%
ArcelorMittal SA (Cost $3,298,427)	100,436	2,523,882
Netherlands 4.8%
Randstad NV	138,213	8,205,972
Stellantis NV	542,719	11,789,237
(Cost $16,350,523)		19,995,209
New Zealand 0.3%
Fletcher Building Ltd. (Cost $965,331)	381,385	1,089,498
Norway 1.9%
Equinor ASA (Cost $7,667,972)	246,188	7,918,100
Singapore 2.7%
DBS Group Holdings Ltd.	144,900	3,446,670
Oversea-Chinese Banking Corp., Ltd.	856,500	8,036,722
(Cost $11,596,480)		11,483,392
Spain 1.9%
Banco Santander SA (Cost $5,935,719)	1,915,248	7,933,661
Sweden 0.5%
Telefonaktiebolaget LM Ericsson "B" (Cost $1,907,047)	428,403	2,115,087
Switzerland 9.2%
Cie Financiere Richemont SA "A", (Registered)	78,534	9,820,590
Glencore PLC	1,151,404	6,427,363

Holcim AG	156,273	11,464,177
Novartis AG (Registered)	108,480	10,617,003
(Cost $37,746,938)		38,329,133
United Kingdom 9.5%
BP PLC	2,019,969	12,218,827
GSK PLC	566,145	10,173,862
ITV PLC	6,007,409	4,540,654
Lloyds Banking Group PLC	20,794,491	11,441,825
NatWest Group PLC	496,418	1,305,346
(Cost $39,374,139)		39,680,514
Total Common Stocks (Cost $390,444,921)		411,326,916

Preferred Stocks 0.4%
Germany
Henkel AG & Co. KGaA (Cost $1,280,200)	17,878	1,406,859

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.38% (a) (Cost $2,211,440)	2,211,440	2,211,440

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $393,936,561)	99.3	414,945,215
Other Assets and Liabilities, Net	0.7	3,105,050
Net Assets	100.0	418,050,265
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (a) (b)
—	0 (c)	—	—	—	6,150	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.38% (a)
2,030,447	12,797,149	12,616,156	—	—	27,070	—	2,211,440	2,211,440
2,030,447	12,797,149	12,616,156	—	—	33,220	—	2,211,440	2,211,440

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

ADR: American Depositary Receipt

At November 30, 2023 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Cash Equivalents)
Health Care	75,002,474	18%
Financials	72,596,123	18%
Materials	58,307,359	14%
Consumer Discretionary	57,180,278	14%
Communication Services	42,403,109	10%
Industrials	40,271,424	10%
Information Technology	30,132,106	7%
Energy	27,910,149	7%
Utilities	4,944,095	1%
Consumer Staples	3,986,658	1%
Total	412,733,775	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$21,531,130	$—	$21,531,130
Austria	—	7,021,218	—	7,021,218
Belgium	—	3,285,928	—	3,285,928
Denmark	—	12,933,024	—	12,933,024
France	—	79,649,108	—	79,649,108
Germany	—	26,870,767	—	26,870,767
Hong Kong	—	1,025,259	—	1,025,259
Israel	2,606,503	—	—	2,606,503
Italy	—	6,493,447	—	6,493,447
Japan	—	118,842,056	—	118,842,056
Luxembourg	—	2,523,882	—	2,523,882
Netherlands	—	19,995,209	—	19,995,209
New Zealand	—	1,089,498	—	1,089,498
Norway	—	7,918,100	—	7,918,100
Singapore	—	11,483,392	—	11,483,392
Spain	—	7,933,661	—	7,933,661
Sweden	—	2,115,087	—	2,115,087
Switzerland	—	38,329,133	—	38,329,133
United Kingdom	—	39,680,514	—	39,680,514
Preferred Stocks	—	1,406,859	—	1,406,859
Short-Term Investments	2,211,440	—	—	2,211,440
Total	$4,817,943	$410,127,272	$—	$414,945,215

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH1
R-080548-2 (1/25)